Note 30 - Contingent Liability (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of estimates of possible losses [text block]
	2017	2016

IRPJ and CSLL	31,757.3	28,934.8
PIS and COFINS	3,485.2	1,971.1
ICMS and IPI	19,805.5	16,046.9
Labor	287.1	222.0
Civil	4,071.5	4,417.6
Others	1,113.4	858.1
	60,520.0	52,450.5